Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

13. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2021 and June 30 2022, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2021, the net accrued charter revenue, totaling ($22,980), comprises of $7,361 separately reflected in Current assets, $8,183 separately reflected in Non-current assets, and ($38,524) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2021 balance sheet. As at June 30, 2022, the net accrued charter revenue, totaling ($28,052), comprises of $7,524 separately reflected in Current assets, $7,144 separately reflected in Non-current assets, and ($42,720) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2022	$(330)
2023	(254)
2024	(11,543)
2025	(13,506)
2026 and thereafter	(2,419)
Total	$(28,052)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2021 and June 30, 2022, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of four out of the five vessels discussed in Notes 7 and 10, with charter parties assumed at values below their fair market value at the date of delivery of the vessels. During the year ended December 31, 2021 and the six-month period ended June 30, 2022, the amortization of the liability amounted to $621 and nil, respectively, and is included in Voyage revenue in the accompanying consolidated statement of income.

	December 31, 2021	June 30, 2022
Hires collected in advance	$19,173	$17,898
Charter revenue resulting from varying charter rates	38,524	42,720
Total	$57,697	$60,618
Less current portion	(23,830)	(26,040)
Non-current portion	$33,867	$34,578

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own, in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own, in the company owning the containership Cape Artemisio (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. As of December 31, 2021, and June 30, 2022, the aggregate balance of time charter assumed (current and non-current) was $865 and $767, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the six-month periods ended June 30, 2021 and 2022, the amortization expense of Time charter assumed amounted to $97 and $98, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income.